Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

September 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust
(Filing relates to Western Asset Municipal High Income Municipals Fund (the “Fund”))
(File Nos. 002-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of the Legg Mason Partners Income Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 24, 2016 to the Fund’s Prospectus dated November 25, 2015.

Any questions or comments on the filing should be directed to the undersigned at 617-951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures